Trade Receivables (Tables)	12 Months Ended
Mar. 31, 2024
Trade Receivables [Abstract]
Schedule of Trade Receivables	Trade receivables consisted of the following:
	March 31, 2024	March 31, 2023
Accounts receivable	$16,747,769	$16,412,099
Less: allowance for doubtful accounts	(923,666)	(2,313,306)
Accounts receivable, net	15,824,103	14,098,793
Note receivable	-	20,813
Trade receivables	$15,824,103	$14,119,606